LEASES (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
LEASES
Remaining lease terms , Operating lease	2 years 7 months 6 days	2 years 7 months 6 days	3 years 1 month 6 days
Remaining lease terms , Finance lease	7 years 3 months 18 days	7 years 3 months 18 days	3 years
Weighted average discount rate, Operating lease	7.31%	7.31%	6.66%
Weighted average discount rate, Financing lease	8.85%	8.85%	9.12%
Options to terminate, Operating lease	true	true
Options to terminate, Finance lease	true	true
Operating leases that have not yet commenced	₽ 401	$ 5.1
Maximum
LEASES
Remaining lease terms , Operating lease	5 years	5 years
Remaining lease terms , Finance lease	5 years	5 years
Operating lease not yet commenced, lease term	5 years	5 years
Minimum
LEASES
Remaining lease terms , Operating lease	1 year	1 year
Remaining lease terms , Finance lease	1 year	1 year
Operating lease not yet commenced, lease term	3 years	3 years